Salaries and other employee expenses (Details 2) - Restricted Stocks [Member]	1 Months Ended	12 Months Ended
	Feb. 29, 2008 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of Shares, Granted	0
Aggregate Intrinsic value, Outstanding		$ 153,200,000
Aggregate Intrinsic value, Expected to vest		$ 153,200,000
Key management personnel of entity or parent [member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of Shares, Outstanding at Beginning		25,162	50,805	167,436
Number of Shares, Granted		23,743	23,412	25,289
Number of Shares, Forfeited		0	0	(71,401)
Number of Shares, Vested		(6,727)	(49,055)	(70,519)
Number of Shares, Outstanding at End		42,178	25,162	50,805
Number of Shares, Expected to vest		42,178
Weighted average grand date fair value Outstanding at beginning | $ / shares		$ 24.86	$ 21.07	$ 19.35
Weighted average grand date fair value, Granted | $ / shares		14.95	24.80	25.70
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | $ / shares		0.00	0.00	18.61
Weighted average grand date fair value, Vested | $ / shares		24.92	20.90	19.76
Weighted average grand date fair value, Outstanding at End | $ / shares		$ 19.27	$ 24.86	$ 21.07
Weighted average remaining contractual term, Outstanding		P2Y7M21D
Weighted average grand date fair value, Expected to vest | $ / shares		$ 19.27
Weighted average remaining contractual term, Expected to vest		P2Y7M17D